LEASES - ROU Assets and Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease right-of-use assets	$ 2,182,681	$ 1,893,659	$ 77,011
Liabilities:
Operating lease liability, current	232,138	118,058	48,127
Operating lease liability, non-current	2,028,959	1,796,727	29,268
Total lease liability	$ 2,261,097	$ 1,914,785	$ 77,395